Average Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2030 Fund	Sep. 28, 2024
Fidelity Simplicity RMD 2030 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.53%
Since Inception	13.15%	[1]
Fidelity Simplicity RMD 2030 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.66%
Since Inception	12.30%	[1]
Fidelity Simplicity RMD 2030 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.43%
Since Inception	9.79%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	23.40%
IXUHU
Average Annual Return:
Past 1 year	15.41%
Since Inception	12.72%

[1]	A From December 15, 2022 .